UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New York Municipal
Income Fund

October 31, 2007

NFY-QTLY-1207

1.809090.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,171
New York - 94.1%
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,163
5.25% 11/1/17	1,400	1,512
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/16 (FSA Insured) (a)	2,965	3,189
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series A1, 5% 8/1/12	500	523
Series A2, 5% 8/1/11	750	779
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,776
5% 9/1/16 (FGIC Insured)	1,680	1,769
5% 9/1/17 (FGIC Insured)	1,000	1,052
Erie County Indl. Dev. Agcy. School Facilities Rev.:
(Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,695
5.75% 5/1/19 (FSA Insured)	1,500	1,625
5.75% 5/1/21 (FSA Insured)	1,755	1,902
5.75% 5/1/20 (FSA Insured)	1,400	1,516
5.75% 5/1/22 (FSA Insured)	4,900	5,308
5.75% 5/1/23 (FSA Insured)	1,000	1,083
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,612
5.75% 5/1/19 (FSA Insured)	5,000	5,541
5.75% 5/1/23 (FSA Insured)	9,620	10,568
5.75% 5/1/25 (FSA Insured)	2,000	2,190
5.75% 5/1/26 (FSA Insured)	8,985	9,817
Series A, 5.75% 5/1/27 (FSA Insured)	5,000	5,560
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,718
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,065
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10 (b)	7,000	7,047
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,312
Series B, 5% 12/1/35	3,000	3,078
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Series C, 5% 9/1/35	$ 5,000	$ 5,132
Series E, 5% 12/1/17 (FGIC Insured)	10,000	10,794
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	260	267
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,276
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,117
Series A, 5.5% 7/1/20 (MBIA Insured)	3,000	3,213
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,222
5.5% 7/1/23 (MBIA Insured)	5,000	5,364
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (c)	1,000	1,057
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,560
5% 8/1/13	1,650	1,719
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,056
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	125	128
Series 2001 B, 5.875% 11/1/11	855	879
Series 2001 C, 5.625% 11/1/10	510	515
Series 2001 D, 5.625% 11/1/10	1,225	1,283
Nassau County Interim Fin. Auth. Series A, 5% 11/15/18 (AMBAC Insured)	4,875	5,152
New York City Gen. Oblig.:
Series 1998 H, 5.5% 8/1/12	8,065	8,257
Series 2000 A, 6.5% 5/15/11	195	211
Series 2002 A, 5.75% 8/1/14	5,000	5,442
Series 2002 B, 5.75% 8/1/15	3,500	3,809
Series 2002 C, 5.5% 8/1/13	10,500	11,387
Series 2003 A:
5.5% 8/1/14	3,205	3,494
5.5% 8/1/20 (MBIA Insured)	7,000	7,574
Series 2003 E, 5.25% 8/1/14	3,390	3,652
Series 2004 B, 5.25% 8/1/15	9,855	10,703
Series 2005 F, 5.25% 8/1/12	2,000	2,118
Series 2005 G:
5% 8/1/15	8,220	8,847
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005:
5.25% 8/1/16	$ 9,010	$ 9,882
5.625% 8/1/13 (MBIA Insured)	3,000	3,265
Series A:
5% 8/1/19	3,000	3,163
5.25% 11/1/14 (MBIA Insured)	1,350	1,441
Series B:
5.75% 8/1/14	3,000	3,265
6.5% 8/15/11	1,000	1,100
Series C, 5% 1/1/15	7,000	7,504
Series D, 5.25% 8/1/13	135	137
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,729
Series I-1, 5% 4/1/17	7,215	7,725
Series J:
5.5% 6/1/18 (MBIA Insured)	3,575	3,866
5.5% 6/1/18 (Pre-Refunded to 6/1/13 @ 100) (d)	1,425	1,564
5.5% 6/1/19	2,395	2,595
Series O, 5% 6/1/22	5,000	5,217
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,265
5.5% 6/1/20 (AMBAC Insured)	11,560	12,484
5.5% 6/1/20 (Pre-Refunded to 6/1/13 @ 100) (d)	5,680	6,235
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,787
5.5% 2/15/17 (FSA Insured)	3,000	3,199
5.5% 2/15/18 (FSA Insured)	2,500	2,668
5.5% 2/15/19 (FSA Insured)	1,250	1,331
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	500	530
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,357
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	1,915	1,927
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,085
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,098
Series 2003 E, 5% 6/15/34	2,000	2,047
Series 2005 D:
5% 6/15/37	16,090	16,551
5% 6/15/38	20,050	20,624
5% 6/15/39	2,800	2,878
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series A:
5% 6/15/32	$ 5,000	$ 5,099
5.125% 6/15/34 (MBIA Insured)	4,200	4,352
5.375% 6/15/15 (FGIC Insured)	7,000	7,517
Series D, 5% 6/15/39 (AMBAC Insured)	3,755	3,887
Series E, 5% 6/15/38	2,975	3,041
Series G:
5.125% 6/15/32	3,000	3,077
5.125% 6/15/32 (FGIC Insured)	4,750	4,899
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2007 S1, 5% 7/15/36 (FGIC Insured)	3,000	3,114
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	1,100	1,169
Series 2003 D:
5% 2/1/31	20,025	20,609
5.25% 2/1/17 (MBIA Insured)	9,385	10,048
5.25% 2/1/19 (MBIA Insured)	8,075	8,587
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,791
5.25% 2/1/17 (FGIC Insured)	5,975	6,397
Series 2004 C:
5% 2/1/33 (FGIC Insured)	7,350	7,624
5.25% 2/1/14	6,000	6,517
Series 2007 B:
5% 11/1/15	3,000	3,250
5% 11/1/16	7,500	8,144
Series A:
5.5% 11/15/17 (FGIC Insured)	6,725	7,260
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (d)	25	27
Series B:
5% 8/1/32	5,000	5,155
5.25% 8/1/19	3,000	3,200
5.375% 2/1/15	3,000	3,222
Series C, 5.375% 2/1/17	1,000	1,056
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,322
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,320
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (AMBAC Insured)	$ 48,000	$ 49,114
New York Dorm. Auth. Personal Income Tax Rev.:
(Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	7,025	8,010
Series C, 5% 12/15/19	6,500	6,956
New York Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (Escrowed to Maturity) (d)	95	99
6% 7/1/10 (Escrowed to Maturity) (d)	250	267
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,432
5.75% 7/1/13 (AMBAC Insured)	3,000	3,222
Series C, 7.5% 7/1/10	3,880	4,103
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,138
6% 7/1/21 (MBIA Insured)	2,500	2,929
(Court Facilities Lease Proj.) Series A, 5.5% 5/15/21 (AMBAC Insured)	10,000	11,387
(Mental Health Proj.) Series 2007 A, 5.75% 8/15/11	25	25
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,715	2,832
5.85% 8/1/40	9,500	9,913
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	55	55
(New York City Gen. Oblig. Proj.):
Series A, 5.5% 5/15/28 (AMBAC Insured)	2,700	3,107
Series B, 6% 7/1/14	2,635	2,827
(New York Univ. Hosp. Ctr. Proj.) Series A:
5% 7/1/13	1,930	1,985
5% 7/1/14	2,510	2,584
(New York Univ. Proj.):
Series 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,419
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	801
5.5% 7/1/19 (AMBAC Insured)	1,705	1,807
5.5% 7/1/20 (AMBAC Insured)	860	911
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,600
5.75% 7/1/27 (MBIA Insured)	11,000	12,946
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore Univ. Hosp. Proj.):
Series A:
5% 5/1/19	$ 2,000	$ 2,086
5% 5/1/21	1,315	1,359
5.5% 11/1/14 (MBIA Insured)	1,500	1,664
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,691
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,618
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,802
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	544
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	9,610
Series B, 7.5% 5/15/11	1,360	1,484
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,526
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,191
6% 7/1/15	1,160	1,257
6% 7/1/16	1,230	1,328
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/14 (AMBAC Insured)	500	530
5.375% 7/1/16 (AMBAC Insured)	670	709
5.375% 7/1/17 (AMBAC Insured)	370	391
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	1,135	1,220
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,438
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,033
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,056
6% 10/1/29 (MBIA Insured)	5,600	6,149
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,623
5.25% 7/1/21 (MBIA Insured)	1,745	1,884
5.25% 7/1/22 (MBIA Insured)	1,835	1,977
Series A:
5% 7/1/08	1,000	1,008
5% 7/1/10	1,000	1,020
5% 7/1/11	1,365	1,398
5% 7/1/12	1,530	1,572
5% 7/1/18	3,000	3,185
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series A:
5% 7/1/39	$ 16,505	$ 16,980
5.5% 5/15/20 (AMBAC Insured)	13,000	14,769
Series B:
5.25%, tender 5/15/12 (b)	10,400	11,062
6%, tender 5/15/12 (b)	11,000	12,017
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	532
Series C:
5.25% 7/15/16	2,340	2,493
5.25% 7/15/17	2,410	2,564
Series D:
5% 6/15/20	20,150	21,094
5.125% 6/15/31	6,900	7,156
5.375% 6/15/19	5,250	5,585
Series G, 5.25% 10/15/20	1,255	1,315
(New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	4,825	5,000
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,788
5.25% 11/15/16	3,770	4,032
Series I:
5.25% 9/15/15	2,085	2,235
5.25% 9/15/17	2,395	2,553
Series 2004 D, 5% 2/15/34	12,150	12,601
Series B:
5.5% 10/15/20	3,805	4,356
5.5% 10/15/21	3,985	4,559
Series C:
5% 6/15/19	815	829
5.25% 6/15/16	3,500	3,685
Series F:
4.875% 6/15/18	1,735	1,763
4.875% 6/15/20	2,175	2,208
5% 6/15/15	1,295	1,318
5.25% 6/15/13	1,575	1,608
Series I, 5% 6/15/24	2,000	2,085
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	190	190
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Poll. Cont. Rev.: - continued
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series C, 5.85% 7/15/15	$ 30	$ 30
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,184
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,172
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A, 5.25% 9/15/16 (MBIA Insured)	1,780	1,921
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 5.5% 11/15/26 (FSA Insured)	13,575	14,430
New York Metropolitan Trans. Auth. Rev.:
Series A:
5.5% 11/15/15 (AMBAC Insured)	1,340	1,450
5.5% 11/15/16 (AMBAC Insured)	1,000	1,083
5.5% 11/15/17 (AMBAC Insured)	1,000	1,082
5.5% 11/15/18 (AMBAC Insured)	1,700	1,837
5.5% 11/15/18 (AMBAC Insured)	2,000	2,269
5.5% 11/15/19 (FGIC Insured)	5,000	5,685
5.5% 11/15/20 (FSA Insured)	8,635	9,846
5.75% 11/15/32	10,000	10,673
Series B:
5% 11/15/35 (MBIA Insured)	3,300	3,426
5.25% 11/15/18 (FGIC Insured)	4,000	4,292
5.25% 11/15/18 (MBIA Insured)	7,000	7,787
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,370
New York Pwr. Auth. Series A, 5.25% 11/15/40	25,860	26,617
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,324
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	10,789
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,910
5.25% 1/1/27 (FSA Insured)	4,370	4,670
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B, 5% 4/1/17 (FGIC Insured)	10,000	10,742
Series B, 5.5% 4/1/20 (AMBAC Insured)	52,375	59,455
New York Thruway Auth. Personal Income Tax Rev. Series A, 5.25% 3/15/24	4,180	4,528
New York Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	10,700	11,480
5.5% 4/1/15	6,200	6,644
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series A:
5.5% 1/1/17 (Pre-Refunded to 1/1/11 @ 100) (d)	$ 110	$ 116
5.5%, tender 1/1/11 (b)	1,880	1,983
New York Urban Dev. Corp. Rev.:
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	1,230	1,391
5.5% 3/15/22 (MBIA Insured)	5,000	5,701
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,159
Series A:
5% 1/1/23 (FSA Insured)	6,165	6,553
5% 1/1/24 (FSA Insured)	5,975	6,336
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/10 (Escrowed to Maturity) (d)	95	104
7.5% 3/1/11 (Escrowed to Maturity) (d)	105	118
7.5% 3/1/16 (Escrowed to Maturity) (d)	90	114
7.5% 3/1/16 (MBIA Insured)	970	1,214
7.5% 3/1/17 (Escrowed to Maturity) (d)	100	128
7.5% 3/1/17 (MBIA Insured)	1,100	1,403
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,092
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series A, 5% 12/1/10	1,095	1,116
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) 5% 7/1/15	1,005	1,082
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,530
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,188
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,443
5.25% 6/1/22 (AMBAC Insured)	5,300	5,601
5.5% 6/1/14	13,125	13,474
5.5% 6/1/15	6,700	6,973
5.5% 6/1/16	17,500	18,196
5.5% 6/1/17	7,000	7,360
5.5% 6/1/18 (MBIA Insured)	3,000	3,208
5.5% 6/1/19	4,600	4,927
Series C1:
5% 6/1/11	3,280	3,283
5.5% 6/1/14	3,000	3,080
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series C1:
5.5% 6/1/15	$ 11,800	$ 12,281
5.5% 6/1/16	10,000	10,525
5.5% 6/1/17	5,700	5,993
5.5% 6/1/18	3,800	4,039
5.5% 6/1/19	13,700	14,675
5.5% 6/1/20	16,000	17,097
5.5% 6/1/21	11,985	12,776
5.5% 6/1/22	9,700	10,320
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	4,760	4,960
Series 2002 A, 5.25% 1/1/19	1,100	1,155
Series 2005 A, 5.125% 1/1/22	5,290	5,499
Series A:
5% 1/1/32	3,010	3,074
5% 1/1/32 (MBIA Insured)	1,455	1,493
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,234
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,234
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,719
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	630	642
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (d)	1,000	1,103
6.125% 1/1/21 (Escrowed to Maturity) (d)	3,200	3,818
		1,382,366
New York & New Jersey - 2.5%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000	3,055
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	3,970	4,108
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,615
134th Series, 5% 1/15/39	10,000	10,297
85th Series, 5.375% 3/1/28	6,205	6,968
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (c)	5,000	5,718
		37,761
Puerto Rico - 1.6%
Puerto Rico Commonwealth Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	4,150	4,710
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Gen. Oblig.: - continued
(Pub. Impt. Proj.) Series A, 5.5% 7/1/19 (MBIA Insured)	$ 5,000	$ 5,663
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,301
Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,535	2,844
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/27 (AMBAC Insured)	1,000	1,149
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,623
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,125
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,110
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/41 (FGIC Insured)	9,000	1,735
		23,260
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $1,432,022)	1,444,558
NET OTHER ASSETS - 1.7%	24,667
NET ASSETS - 100%	$ 1,469,225
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,431,865,000. Net unrealized appreciation aggregated $12,693,000, of which $18,654,000 related to appreciated investment securities and $5,961,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor New York
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® New York Municipal
Income Fund

ASNM-QTLY-1207

1.809540.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,171
New York - 94.1%
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,163
5.25% 11/1/17	1,400	1,512
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/16 (FSA Insured) (a)	2,965	3,189
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series A1, 5% 8/1/12	500	523
Series A2, 5% 8/1/11	750	779
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,776
5% 9/1/16 (FGIC Insured)	1,680	1,769
5% 9/1/17 (FGIC Insured)	1,000	1,052
Erie County Indl. Dev. Agcy. School Facilities Rev.:
(Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,695
5.75% 5/1/19 (FSA Insured)	1,500	1,625
5.75% 5/1/21 (FSA Insured)	1,755	1,902
5.75% 5/1/20 (FSA Insured)	1,400	1,516
5.75% 5/1/22 (FSA Insured)	4,900	5,308
5.75% 5/1/23 (FSA Insured)	1,000	1,083
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,612
5.75% 5/1/19 (FSA Insured)	5,000	5,541
5.75% 5/1/23 (FSA Insured)	9,620	10,568
5.75% 5/1/25 (FSA Insured)	2,000	2,190
5.75% 5/1/26 (FSA Insured)	8,985	9,817
Series A, 5.75% 5/1/27 (FSA Insured)	5,000	5,560
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,718
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,065
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10 (b)	7,000	7,047
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,312
Series B, 5% 12/1/35	3,000	3,078
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Series C, 5% 9/1/35	$ 5,000	$ 5,132
Series E, 5% 12/1/17 (FGIC Insured)	10,000	10,794
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	260	267
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,276
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,117
Series A, 5.5% 7/1/20 (MBIA Insured)	3,000	3,213
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,222
5.5% 7/1/23 (MBIA Insured)	5,000	5,364
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (c)	1,000	1,057
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,560
5% 8/1/13	1,650	1,719
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,056
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	125	128
Series 2001 B, 5.875% 11/1/11	855	879
Series 2001 C, 5.625% 11/1/10	510	515
Series 2001 D, 5.625% 11/1/10	1,225	1,283
Nassau County Interim Fin. Auth. Series A, 5% 11/15/18 (AMBAC Insured)	4,875	5,152
New York City Gen. Oblig.:
Series 1998 H, 5.5% 8/1/12	8,065	8,257
Series 2000 A, 6.5% 5/15/11	195	211
Series 2002 A, 5.75% 8/1/14	5,000	5,442
Series 2002 B, 5.75% 8/1/15	3,500	3,809
Series 2002 C, 5.5% 8/1/13	10,500	11,387
Series 2003 A:
5.5% 8/1/14	3,205	3,494
5.5% 8/1/20 (MBIA Insured)	7,000	7,574
Series 2003 E, 5.25% 8/1/14	3,390	3,652
Series 2004 B, 5.25% 8/1/15	9,855	10,703
Series 2005 F, 5.25% 8/1/12	2,000	2,118
Series 2005 G:
5% 8/1/15	8,220	8,847
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005:
5.25% 8/1/16	$ 9,010	$ 9,882
5.625% 8/1/13 (MBIA Insured)	3,000	3,265
Series A:
5% 8/1/19	3,000	3,163
5.25% 11/1/14 (MBIA Insured)	1,350	1,441
Series B:
5.75% 8/1/14	3,000	3,265
6.5% 8/15/11	1,000	1,100
Series C, 5% 1/1/15	7,000	7,504
Series D, 5.25% 8/1/13	135	137
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,729
Series I-1, 5% 4/1/17	7,215	7,725
Series J:
5.5% 6/1/18 (MBIA Insured)	3,575	3,866
5.5% 6/1/18 (Pre-Refunded to 6/1/13 @ 100) (d)	1,425	1,564
5.5% 6/1/19	2,395	2,595
Series O, 5% 6/1/22	5,000	5,217
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,265
5.5% 6/1/20 (AMBAC Insured)	11,560	12,484
5.5% 6/1/20 (Pre-Refunded to 6/1/13 @ 100) (d)	5,680	6,235
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,787
5.5% 2/15/17 (FSA Insured)	3,000	3,199
5.5% 2/15/18 (FSA Insured)	2,500	2,668
5.5% 2/15/19 (FSA Insured)	1,250	1,331
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	500	530
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,357
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	1,915	1,927
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,085
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,098
Series 2003 E, 5% 6/15/34	2,000	2,047
Series 2005 D:
5% 6/15/37	16,090	16,551
5% 6/15/38	20,050	20,624
5% 6/15/39	2,800	2,878
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series A:
5% 6/15/32	$ 5,000	$ 5,099
5.125% 6/15/34 (MBIA Insured)	4,200	4,352
5.375% 6/15/15 (FGIC Insured)	7,000	7,517
Series D, 5% 6/15/39 (AMBAC Insured)	3,755	3,887
Series E, 5% 6/15/38	2,975	3,041
Series G:
5.125% 6/15/32	3,000	3,077
5.125% 6/15/32 (FGIC Insured)	4,750	4,899
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2007 S1, 5% 7/15/36 (FGIC Insured)	3,000	3,114
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	1,100	1,169
Series 2003 D:
5% 2/1/31	20,025	20,609
5.25% 2/1/17 (MBIA Insured)	9,385	10,048
5.25% 2/1/19 (MBIA Insured)	8,075	8,587
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,791
5.25% 2/1/17 (FGIC Insured)	5,975	6,397
Series 2004 C:
5% 2/1/33 (FGIC Insured)	7,350	7,624
5.25% 2/1/14	6,000	6,517
Series 2007 B:
5% 11/1/15	3,000	3,250
5% 11/1/16	7,500	8,144
Series A:
5.5% 11/15/17 (FGIC Insured)	6,725	7,260
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (d)	25	27
Series B:
5% 8/1/32	5,000	5,155
5.25% 8/1/19	3,000	3,200
5.375% 2/1/15	3,000	3,222
Series C, 5.375% 2/1/17	1,000	1,056
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,322
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,320
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (AMBAC Insured)	$ 48,000	$ 49,114
New York Dorm. Auth. Personal Income Tax Rev.:
(Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	7,025	8,010
Series C, 5% 12/15/19	6,500	6,956
New York Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (Escrowed to Maturity) (d)	95	99
6% 7/1/10 (Escrowed to Maturity) (d)	250	267
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,432
5.75% 7/1/13 (AMBAC Insured)	3,000	3,222
Series C, 7.5% 7/1/10	3,880	4,103
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,138
6% 7/1/21 (MBIA Insured)	2,500	2,929
(Court Facilities Lease Proj.) Series A, 5.5% 5/15/21 (AMBAC Insured)	10,000	11,387
(Mental Health Proj.) Series 2007 A, 5.75% 8/15/11	25	25
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,715	2,832
5.85% 8/1/40	9,500	9,913
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	55	55
(New York City Gen. Oblig. Proj.):
Series A, 5.5% 5/15/28 (AMBAC Insured)	2,700	3,107
Series B, 6% 7/1/14	2,635	2,827
(New York Univ. Hosp. Ctr. Proj.) Series A:
5% 7/1/13	1,930	1,985
5% 7/1/14	2,510	2,584
(New York Univ. Proj.):
Series 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,419
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	801
5.5% 7/1/19 (AMBAC Insured)	1,705	1,807
5.5% 7/1/20 (AMBAC Insured)	860	911
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,600
5.75% 7/1/27 (MBIA Insured)	11,000	12,946
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore Univ. Hosp. Proj.):
Series A:
5% 5/1/19	$ 2,000	$ 2,086
5% 5/1/21	1,315	1,359
5.5% 11/1/14 (MBIA Insured)	1,500	1,664
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,691
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,618
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,802
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	544
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	9,610
Series B, 7.5% 5/15/11	1,360	1,484
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,526
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,191
6% 7/1/15	1,160	1,257
6% 7/1/16	1,230	1,328
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/14 (AMBAC Insured)	500	530
5.375% 7/1/16 (AMBAC Insured)	670	709
5.375% 7/1/17 (AMBAC Insured)	370	391
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	1,135	1,220
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,438
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,033
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,056
6% 10/1/29 (MBIA Insured)	5,600	6,149
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,623
5.25% 7/1/21 (MBIA Insured)	1,745	1,884
5.25% 7/1/22 (MBIA Insured)	1,835	1,977
Series A:
5% 7/1/08	1,000	1,008
5% 7/1/10	1,000	1,020
5% 7/1/11	1,365	1,398
5% 7/1/12	1,530	1,572
5% 7/1/18	3,000	3,185
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series A:
5% 7/1/39	$ 16,505	$ 16,980
5.5% 5/15/20 (AMBAC Insured)	13,000	14,769
Series B:
5.25%, tender 5/15/12 (b)	10,400	11,062
6%, tender 5/15/12 (b)	11,000	12,017
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	532
Series C:
5.25% 7/15/16	2,340	2,493
5.25% 7/15/17	2,410	2,564
Series D:
5% 6/15/20	20,150	21,094
5.125% 6/15/31	6,900	7,156
5.375% 6/15/19	5,250	5,585
Series G, 5.25% 10/15/20	1,255	1,315
(New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	4,825	5,000
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,788
5.25% 11/15/16	3,770	4,032
Series I:
5.25% 9/15/15	2,085	2,235
5.25% 9/15/17	2,395	2,553
Series 2004 D, 5% 2/15/34	12,150	12,601
Series B:
5.5% 10/15/20	3,805	4,356
5.5% 10/15/21	3,985	4,559
Series C:
5% 6/15/19	815	829
5.25% 6/15/16	3,500	3,685
Series F:
4.875% 6/15/18	1,735	1,763
4.875% 6/15/20	2,175	2,208
5% 6/15/15	1,295	1,318
5.25% 6/15/13	1,575	1,608
Series I, 5% 6/15/24	2,000	2,085
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	190	190
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Poll. Cont. Rev.: - continued
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series C, 5.85% 7/15/15	$ 30	$ 30
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,184
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,172
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A, 5.25% 9/15/16 (MBIA Insured)	1,780	1,921
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 5.5% 11/15/26 (FSA Insured)	13,575	14,430
New York Metropolitan Trans. Auth. Rev.:
Series A:
5.5% 11/15/15 (AMBAC Insured)	1,340	1,450
5.5% 11/15/16 (AMBAC Insured)	1,000	1,083
5.5% 11/15/17 (AMBAC Insured)	1,000	1,082
5.5% 11/15/18 (AMBAC Insured)	1,700	1,837
5.5% 11/15/18 (AMBAC Insured)	2,000	2,269
5.5% 11/15/19 (FGIC Insured)	5,000	5,685
5.5% 11/15/20 (FSA Insured)	8,635	9,846
5.75% 11/15/32	10,000	10,673
Series B:
5% 11/15/35 (MBIA Insured)	3,300	3,426
5.25% 11/15/18 (FGIC Insured)	4,000	4,292
5.25% 11/15/18 (MBIA Insured)	7,000	7,787
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,370
New York Pwr. Auth. Series A, 5.25% 11/15/40	25,860	26,617
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,324
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	10,789
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,910
5.25% 1/1/27 (FSA Insured)	4,370	4,670
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B, 5% 4/1/17 (FGIC Insured)	10,000	10,742
Series B, 5.5% 4/1/20 (AMBAC Insured)	52,375	59,455
New York Thruway Auth. Personal Income Tax Rev. Series A, 5.25% 3/15/24	4,180	4,528
New York Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	10,700	11,480
5.5% 4/1/15	6,200	6,644
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series A:
5.5% 1/1/17 (Pre-Refunded to 1/1/11 @ 100) (d)	$ 110	$ 116
5.5%, tender 1/1/11 (b)	1,880	1,983
New York Urban Dev. Corp. Rev.:
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	1,230	1,391
5.5% 3/15/22 (MBIA Insured)	5,000	5,701
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,159
Series A:
5% 1/1/23 (FSA Insured)	6,165	6,553
5% 1/1/24 (FSA Insured)	5,975	6,336
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/10 (Escrowed to Maturity) (d)	95	104
7.5% 3/1/11 (Escrowed to Maturity) (d)	105	118
7.5% 3/1/16 (Escrowed to Maturity) (d)	90	114
7.5% 3/1/16 (MBIA Insured)	970	1,214
7.5% 3/1/17 (Escrowed to Maturity) (d)	100	128
7.5% 3/1/17 (MBIA Insured)	1,100	1,403
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,092
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series A, 5% 12/1/10	1,095	1,116
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) 5% 7/1/15	1,005	1,082
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,530
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,188
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,443
5.25% 6/1/22 (AMBAC Insured)	5,300	5,601
5.5% 6/1/14	13,125	13,474
5.5% 6/1/15	6,700	6,973
5.5% 6/1/16	17,500	18,196
5.5% 6/1/17	7,000	7,360
5.5% 6/1/18 (MBIA Insured)	3,000	3,208
5.5% 6/1/19	4,600	4,927
Series C1:
5% 6/1/11	3,280	3,283
5.5% 6/1/14	3,000	3,080
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series C1:
5.5% 6/1/15	$ 11,800	$ 12,281
5.5% 6/1/16	10,000	10,525
5.5% 6/1/17	5,700	5,993
5.5% 6/1/18	3,800	4,039
5.5% 6/1/19	13,700	14,675
5.5% 6/1/20	16,000	17,097
5.5% 6/1/21	11,985	12,776
5.5% 6/1/22	9,700	10,320
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	4,760	4,960
Series 2002 A, 5.25% 1/1/19	1,100	1,155
Series 2005 A, 5.125% 1/1/22	5,290	5,499
Series A:
5% 1/1/32	3,010	3,074
5% 1/1/32 (MBIA Insured)	1,455	1,493
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,234
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,234
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,719
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	630	642
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (d)	1,000	1,103
6.125% 1/1/21 (Escrowed to Maturity) (d)	3,200	3,818
		1,382,366
New York & New Jersey - 2.5%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000	3,055
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	3,970	4,108
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,615
134th Series, 5% 1/15/39	10,000	10,297
85th Series, 5.375% 3/1/28	6,205	6,968
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (c)	5,000	5,718
		37,761
Puerto Rico - 1.6%
Puerto Rico Commonwealth Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	4,150	4,710
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Gen. Oblig.: - continued
(Pub. Impt. Proj.) Series A, 5.5% 7/1/19 (MBIA Insured)	$ 5,000	$ 5,663
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,301
Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,535	2,844
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/27 (AMBAC Insured)	1,000	1,149
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,623
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,125
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,110
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/41 (FGIC Insured)	9,000	1,735
		23,260
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $1,432,022)	1,444,558
NET OTHER ASSETS - 1.7%	24,667
NET ASSETS - 100%	$ 1,469,225
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,431,865,000. Net unrealized appreciation aggregated $12,693,000, of which $18,654,000 related to appreciated investment securities and $5,961,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:
December 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:
December 31, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:
December 31, 2007